Voyage and Vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2015
Voyage and Vessel Operating Expenses [Abstract]
Voyage expenses
	2013	2014	2015
Voyage expenses
Port charges	$1,455	$5,132	$17,619
Bunkers	4,338	33,146	48,535
Commissions - third parties	867	1,902	2,915
Commissions - related parties (Note 3)	773	1,997	3,350
Miscellaneous	116	164	458
Total voyage expenses	$7,549	$42,341	$72,877

Vessel operating expenses
Vessel operating expenses
Crew wages and related costs	$14,355	$29,449	$65,402
Insurances	2,968	4,561	8,026
Maintenance, repairs, spares and stores	5,772	9,415	18,577
Lubricants	2,339	3,901	8,187
Tonnage taxes	797	1,360	3,717
Upgrading expenses	205	3,167	6,205
Miscellaneous	651	1,243	2,682
Total vessel operating expenses	$27,087	$53,096	$112,796